Quarterly Holdings Report
for
Fidelity Advisor® Large Cap Fund
February 28, 2025
LC-NPRT1-0425
1.797927.121
Common Stocks - 97.3%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	61,100	11,507,018
CANADA - 1.7%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Athabasca Oil Corp (b)	600,200	1,974,738
Imperial Oil Ltd	260,700	17,675,523
MEG Energy Corp	256,201	3,988,005
		23,638,266
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc Class B (b)	65,100	3,764,033
TOTAL CANADA		27,402,299
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (b)	298,800	2,835,683
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	44,500	4,033,925
FRANCE - 0.7%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	29,800	3,191,770
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	35,600	6,168,886
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	43,700	1,732,904
TOTAL FRANCE		11,093,560
GERMANY - 1.2%
Information Technology - 1.2%
Software - 1.2%
SAP SE ADR	69,317	19,062,175
ITALY - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	169,500	1,011,890
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	23,500	1,140,455
TOTAL ITALY		2,152,345
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	21,900	1,227,210
NETHERLANDS - 0.8%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	206,334	5,741,013
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE ADR (b)	1,900	1,186,873
Merus NV (b)	15,500	729,895
		1,916,768
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV depository receipt	46,186	1,202,221
TOTAL HEALTH CARE		3,118,989

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	3,100	2,198,148
BE Semiconductor Industries NV	14,420	1,591,594
		3,789,742
TOTAL NETHERLANDS		12,649,744
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	132,900	2,191,581
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	65,600	2,336,929
SWITZERLAND - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	12,020	1,463,513
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	44,100	7,961,373
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JD Sports Fashion PLC	386,800	379,805
Consumer Staples - 0.3%
Beverages - 0.2%
Diageo PLC ADR (e)	34,700	3,776,055
Tobacco - 0.1%
British American Tobacco PLC ADR	28,500	1,109,505
TOTAL CONSUMER STAPLES		4,885,560

Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	16,500	825,839
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC (b)	388,700	3,669,487
Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	95,400	1,518,046
TOTAL UNITED KINGDOM		11,278,737
UNITED STATES - 89.0%
Communication Services - 9.3%
Entertainment - 0.5%
Walt Disney Co/The	72,675	8,270,415
Interactive Media & Services - 7.6%
Alphabet Inc Class A	200,980	34,222,875
Alphabet Inc Class C	171,160	29,477,175
Meta Platforms Inc Class A	78,600	52,520,520
Snap Inc Class A (b)	381,800	3,913,450
		120,134,020
Media - 1.2%
Comcast Corp Class A	539,123	19,343,733
TOTAL COMMUNICATION SERVICES		147,748,168

Consumer Discretionary - 3.1%
Automobiles - 0.0%
Rivian Automotive Inc Class A (b)(e)	65,800	779,072
Broadline Retail - 0.1%
Amazon.com Inc (b)	8,100	1,719,468
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings Inc (j)	3,429	17,199,899
Expedia Group Inc Class A	12,000	2,375,520
Marriott International Inc/MD Class A1	18,200	5,104,190
Starbucks Corp	30,900	3,578,529
		28,258,138
Household Durables - 0.2%
Mohawk Industries Inc (b)	11,306	1,329,473
Somnigroup International Inc	7,300	466,323
Whirlpool Corp (e)	12,834	1,306,373
		3,102,169
Specialty Retail - 0.8%
Lowe's Cos Inc (j)	47,630	11,842,723
RH (b)	4,800	1,545,936
		13,388,659
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	14,200	1,127,906
TOTAL CONSUMER DISCRETIONARY		48,375,412

Consumer Staples - 3.8%
Beverages - 1.4%
Coca-Cola Co/The	169,681	12,082,984
Keurig Dr Pepper Inc	282,600	9,472,752
Monster Beverage Corp (b)	18,000	983,700
		22,539,436
Consumer Staples Distribution & Retail - 1.1%
Performance Food Group Co (b)	30,500	2,596,770
Sysco Corp	61,000	4,607,940
Target Corp	25,800	3,205,392
US Foods Holding Corp (b)	37,700	2,702,336
Walmart Inc (j)	42,500	4,190,925
		17,303,363
Food Products - 0.0%
Lamb Weston Holdings Inc	7,500	389,025
Personal Care Products - 0.9%
Estee Lauder Cos Inc/The Class A	46,100	3,315,051
Kenvue Inc	456,807	10,780,645
		14,095,696
Tobacco - 0.4%
Philip Morris International Inc	41,300	6,413,064
TOTAL CONSUMER STAPLES		60,740,584

Energy - 6.5%
Energy Equipment & Services - 0.0%
Tidewater Inc (b)	20,900	953,458
Oil, Gas & Consumable Fuels - 6.5%
Exxon Mobil Corp	618,689	68,878,646
Hess Corp	1,000	148,940
Shell PLC ADR	494,786	33,378,264
		102,405,850
TOTAL ENERGY		103,359,308

Financials - 18.2%
Banks - 12.9%
Bank of America Corp	944,914	43,560,535
Citigroup Inc	18,300	1,463,085
JPMorgan Chase & Co	64,318	17,021,759
M&T Bank Corp	35,328	6,773,084
PNC Financial Services Group Inc/The	84,041	16,129,149
Truist Financial Corp	24,000	1,112,400
US Bancorp	235,990	11,067,931
Wells Fargo & Co (j)	1,356,454	106,237,477
		203,365,420
Capital Markets - 2.2%
Charles Schwab Corp/The	34,100	2,711,973
KKR & Co Inc Class A	106,391	14,425,556
Moody's Corp	2,100	1,058,274
Morgan Stanley	19,225	2,559,040
MSCI Inc	300	177,153
Northern Trust Corp	118,791	13,093,144
Raymond James Financial Inc	8,393	1,298,145
		35,323,285
Financial Services - 2.7%
Acacia Research Corp (b)(f)	36,900	154,980
Apollo Global Management Inc	1,100	164,197
Corpay Inc (b)	5,300	1,945,365
Global Payments Inc	11,800	1,242,304
Mastercard Inc Class A	11,215	6,463,317
PayPal Holdings Inc (b)	25,700	1,825,985
Visa Inc Class A	86,827	31,493,021
		43,289,169
Insurance - 0.4%
Arthur J Gallagher & Co	10,000	3,377,400
Chubb Ltd	10,495	2,996,112
		6,373,512
TOTAL FINANCIALS		288,351,386

Health Care - 10.5%
Biotechnology - 0.6%
Alnylam Pharmaceuticals Inc (b)	12,119	2,990,363
Exact Sciences Corp (b)	80,556	3,819,160
Gilead Sciences Inc	10,700	1,223,117
Vaxcyte Inc (b)	32,800	2,395,056
		10,427,696
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	14,300	1,973,543
Becton Dickinson & Co	10,797	2,435,047
Boston Scientific Corp (b)	279,926	29,053,520
Masimo Corp (b)	6,100	1,151,497
Solventum Corp	16,312	1,300,882
		35,914,489
Health Care Providers & Services - 4.0%
Cardinal Health Inc	58,482	7,572,249
Cigna Group/The	46,203	14,269,797
Humana Inc	27,000	7,301,340
McKesson Corp	17,806	11,400,470
UnitedHealth Group Inc	46,699	22,180,157
		62,724,013
Life Sciences Tools & Services - 0.3%
Danaher Corp	23,600	4,903,136
Thermo Fisher Scientific Inc	1,400	740,543
		5,643,679
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co	114,917	6,851,352
Eli Lilly & Co (j)	11,900	10,955,497
GSK PLC ADR	300,430	11,293,164
Haleon PLC ADR	1,063,438	10,825,799
Johnson & Johnson	53,287	8,793,421
Merck & Co Inc	32,300	2,979,674
		51,698,907
TOTAL HEALTH CARE		166,408,784

Industrials - 16.2%
Aerospace & Defense - 10.0%
Boeing Co (b)	304,327	53,144,624
GE Aerospace (j)	436,813	90,411,555
General Dynamics Corp	15,129	3,821,585
Howmet Aerospace Inc	4,700	642,020
Huntington Ingalls Industries Inc	19,519	3,427,146
RTX Corp	6,200	824,538
Spirit AeroSystems Holdings Inc Class A (b)	197,230	6,883,327
Standardaero Inc	700	19,761
		159,174,556
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	133,063	15,838,489
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	36,800	1,661,755
Veralto Corp	7,633	761,468
		2,423,223
Construction & Engineering - 0.0%
Centuri Holdings Inc	36,800	638,479
Electrical Equipment - 3.6%
GE Vernova Inc	138,053	46,272,605
Hubbell Inc	9,385	3,487,372
Vertiv Holdings Co Class A	73,700	7,014,029
		56,774,006
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	83,058	4,189,446
Machinery - 1.1%
Allison Transmission Holdings Inc	19,500	1,984,125
Chart Industries Inc (b)	12,000	2,286,600
Cummins Inc	7,000	2,577,260
Deere & Co	7,100	3,413,609
Donaldson Co Inc	23,400	1,616,706
Nordson Corp	6,800	1,429,972
Otis Worldwide Corp (e)	19,696	1,965,267
Stanley Black & Decker Inc	8,900	770,117
Westinghouse Air Brake Technologies Corp	8,145	1,509,757
		17,553,413
Trading Companies & Distributors - 0.0%
Watsco Inc	2,200	1,109,526
TOTAL INDUSTRIALS		257,701,138

Information Technology - 19.2%
IT Services - 0.0%
EPAM Systems Inc (b)	3,000	618,420
Semiconductors & Semiconductor Equipment - 8.6%
Analog Devices Inc	8,918	2,051,675
Applied Materials Inc	22,016	3,480,069
Broadcom Inc	125,300	24,988,579
Lam Research Corp	44,000	3,376,560
Marvell Technology Inc	154,301	14,167,918
Micron Technology Inc	60,500	5,664,615
NVIDIA Corp	643,900	80,435,989
Teradyne Inc	17,000	1,867,620
		136,033,025
Software - 7.9%
Adobe Inc (b)	24,600	10,788,576
Autodesk Inc (b)	16,441	4,508,287
Intuit Inc	5,700	3,498,888
Microsoft Corp	236,453	93,869,476
Oracle Corp	71,800	11,923,108
		124,588,335
Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc	175,968	42,556,101
TOTAL INFORMATION TECHNOLOGY		303,795,881

Materials - 0.2%
Chemicals - 0.2%
Air Products and Chemicals Inc	8,400	2,655,660
Sherwin-Williams Co/The	400	144,908
		2,800,568
Real Estate - 0.8%
Industrial REITs - 0.1%
Terreno Realty Corp	19,300	1,308,926
Residential REITs - 0.1%
Sun Communities Inc	10,900	1,484,035
Specialized REITs - 0.6%
American Tower Corp	22,409	4,607,739
Crown Castle Inc	49,900	4,695,590
Equinix Inc	442	399,842
		9,703,171
TOTAL REAL ESTATE		12,496,132

Utilities - 1.2%
Electric Utilities - 1.0%
Duke Energy Corp	5,400	634,446
Edison International	14,100	767,604
Entergy Corp	17,800	1,554,118
PG&E Corp	37,900	619,286
Southern Co/The	145,400	13,055,466
		16,630,920
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	10,600	1,416,796
Multi-Utilities - 0.1%
Sempra	14,600	1,044,922
TOTAL UTILITIES		19,092,638

TOTAL UNITED STATES		1,410,869,999
ZAMBIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
First Quantum Minerals Ltd (b)	1,244,390	15,439,295
TOTAL COMMON STOCKS (Cost $837,789,603)		1,543,505,386

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/22/2025 (j) (Cost $214,935)	4.22	217,000	214,976

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.35	42,471,130	42,479,624
Fidelity Securities Lending Cash Central Fund (h)(i)	4.35	6,049,395	6,050,000
TOTAL MONEY MARKET FUNDS (Cost $48,529,624)			48,529,624

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $886,534,162)	1,592,249,986
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(6,384,664)
NET ASSETS - 100.0%	1,585,865,322

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Booking Holdings Inc	Chicago Board Options Exchange	3	1,504,803	5,500.00	06/20/25	(39,210)
Walmart Inc	Chicago Board Options Exchange	85	838,185	100.00	03/07/25	(5,313)
Eli Lilly & Co	Chicago Board Options Exchange	22	2,025,386	1,000.00	05/16/25	(67,100)
GE Aerospace	Chicago Board Options Exchange	220	4,553,560	230.00	05/16/25	(80,850)
GE Aerospace	Chicago Board Options Exchange	223	4,615,654	230.00	06/20/25	(124,323)
GE Aerospace	Chicago Board Options Exchange	223	4,615,654	195.00	03/21/25	(306,625)
Lowe's Cos Inc	Chicago Board Options Exchange	45	1,118,880	280.00	03/21/25	(653)
Wells Fargo & Co	Chicago Board Options Exchange	680	5,325,760	85.00	04/17/25	(75,480)
Wells Fargo & Co	Chicago Board Options Exchange	681	5,333,592	82.00	04/17/25	(122,240)

						(821,794)
Put Options
GE Vernova Inc	Chicago Board Options Exchange	8	268,144	260.00	05/16/25	(5,880)

						(5,880)
TOTAL WRITTEN OPTIONS						(827,674)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,336,929 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,336,929 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $154,980 or 0.0% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $29,914,092.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acacia Research Corp	2/16/12	1,356,075

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	54,521,531	34,069,566	46,111,473	509,712	-	-	42,479,624	42,471,130	0.1%
Fidelity Securities Lending Cash Central Fund	18,922,700	29,355,584	42,228,284	3,641	-	-	6,050,000	6,049,395	0.0%
Total	73,444,231	63,425,150	88,339,757	513,353	-	-	48,529,624	48,520,525

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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